Inventory (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Inventory
Raw materials	$ 1,415,226	$ 1,742,005
Packaging materials	31,829	65,966
Finished goods	12,192	172
Total	$ 1,459,247	$ 1,808,143